Shareholder Report, Line Graph (Details) 190367_AAM Low Duration Preferred and Income Securities ETF_TF_TSR Annual {TF} - USD ($)							12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Nov. 19, 2019	Oct. 31, 2025
AAM Low Duration Preferred and Income Securities ETF
Account Value [Line Items]
Line Graph and Table Measure Name							AAM Low Duration Preferred and Income Securities ETF NAV
Accumulated Value	$ 11,202	$ 9,908	$ 9,591	$ 11,117	$ 10,098	$ 10,000	$ 11,199
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value	9,911	8,966	8,934	10,595	10,646	10,000	$ 10,522
ICE 0-5 Year Duration Preferred & Hybrid Securities Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							ICE 0-5 Year Duration Preferred & Hybrid Securities Total Return Index
Accumulated Value	$ 13,338	$ 11,169	$ 10,298	$ 11,439	$ 10,272	$ 10,000	$ 14,278